Organization and Principal Activities and Going Concern (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Organization and Principal Activities [Abstract]
Incorporated date	Dec. 13, 2017
Accumulated deficit	$ (14,958,678)	$ (8,968,555)
Working capital	$ 5,469,694